Offering Costs (Detail)	11 Months Ended
Dec. 03, 2012 M
Organization And Offering Costs [Line Items]
Offering costs, amortization period, months	12
New Fund
Organization And Offering Costs [Line Items]
Sponsor reimbursement of organization and offering costs, maximum for each Leveraged Fund	0.95%